NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Income
Net investment income is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Available-for-sale fixed maturity securities	$560	$56	$29
Equity securities	6	—	—
Mortgage loans	208	3	—
Private loans	27	3	—
Real estate and real estate partnerships	60	—	—
Equity accounted investment	—	8	—
Investment funds and corporations	34	4	—
Short-term investments	58	2	—
Other invested assets	25	—	—
Total	$978	$76	$29

Schedule of Investment Gains (Losses)
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEAR ENDED DEC.31, 2022 US$ MILLIONS	2022	2021	2020
Proceeds from sales of available-for-sale fixed maturity securities	$11,882	$2,001	$561
Gross realized gains	41	34	32
Gross realized losses	(204)	(19)	(29)
The components of the change in net gains (losses) on equity securities recognized in investment related gains (losses) in the statement of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Unrealized gains (losses) on equity securities	$17	$(42)	$—
Net gains (losses) on equity securities sold	(28)	—	—
Net gains (losses) on equity securities	$(11)	$(42)	$—
Investment related gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Available-for-sale fixed maturity securities
Change in allowance for credit losses and impairments	$(30)	$—	$—
Net gains (losses) on disposals	(80)	14	3
Net gains (losses) on equity securities and equity method discontinuation	(55)	(42)	—
Mortgage loans and private loans
Change in allowance for credit losses and impairments	(57)	(16)	—
Net gains (losses) on disposals	(7)	—	—
Change in fair value of other invested assets and short-term investments	(1)	(4)	—
Net gains (losses) on derivatives	45	(7)	6
Total investment related gains (losses), net	$(185)	$(55)	$9